Note 9 - Intangible Assets - Intangible Assets (Details) - USD ($) $ in Thousands	Jan. 31, 2019	Jan. 31, 2018
Intangible assets, cost	$ 375,792	$ 350,790
Intangible assets, amortization cost	199,600	172,789
Intangible assets. net	176,192	178,001
Customer Relationships [Member]
Intangible assets, cost	177,224	162,772
Intangible assets, amortization cost	82,028	73,621
Developed Technology Rights [Member]
Intangible assets, cost	184,641	174,506
Intangible assets, amortization cost	110,051	92,304
Trade Names [Member]
Intangible assets, cost	7,754	7,532
Intangible assets, amortization cost	4,456	4,221
Noncompete Agreements [Member]
Intangible assets, cost	6,173	5,980
Intangible assets, amortization cost	$ 3,065	$ 2,643